Share-Based Compensation (Details) (Stock Appreciation Rights (SARs) [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
The fair value of SARs expected to vest is estimated on the following assumptions
Risk-free interest rate, Minimum	0.90%	1.67%	2.73%
Risk-free interest rate, Maximum	2.73%	3.47%	3.04%
Volatility, Minimum	54.00%	60.00%	65.00%
Volatility, Maximum	70.00%	70.00%	70.00%
Expected life, minimum	6 years	6 years	6 years
Expected life , maximum	10 years	9 years	9 years